Mobile Financial Services activities - Maturities of financial assets - Tabular disclosure (Details) - Mobile Finance Services - Operating segments [member] € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 3,268
Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	918
Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,528
Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	822
Investments securities [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	3
Investments securities [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	3
Debt securities [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	441
Debt securities [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	127
Debt securities [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	307
Debt securities [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	8
IFRS Fixed Income Securities [Member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	387
IFRS Fixed Income Securities [Member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	80
IFRS Fixed Income Securities [Member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	160
IFRS Fixed Income Securities [Member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	147
Loans and advances to customers [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2,297
Loans and advances to customers [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	586
Loans and advances to customers [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,058
Loans and advances to customers [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	653
Loans and advances to credit institutions [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	66
Loans and advances to credit institutions [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	66
Other financial assets and derivatives [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	74
Other financial assets and derivatives [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	60
Other financial assets and derivatives [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 14